CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS

6.	CONCENTRATIONS

Customers accounting for more than 10% of revenue in any of the periods presented are summarized as follows (in thousands, except percentages):

	Nine Months Ended September 30,
	2025		2024
Customer A	$1,944	49%	$1,796	51%
Customer C	$546	14%	$5	0%
Customer E	$485	12%	$494	14%

As of September 30, 2025, Customer A accounted for $357,000 or 40%, Customer E accounted for $174,000 or 20%, Customer F accounted for $179,000 or 20%, and Customer D accounted for $182,000 or 20% of the accounts receivable balance.

As of December 31, 2024, Customer B accounted for $249,000 or 48% and Customer D accounted for $173,000 or 34% of the accounts receivable balance.

Concentrations of revenues derived from foreign countries are disclosed in Note 5.

Long-lived assets by geographic areas as of September 30, 2025 and December 31, 2024, are as follows (in thousands):

	September 30,	December 31,
	2025	2024
United States	$157	$213
Foreign, principally in Europe	12	14
Property and equipment, net	$169	$227

6.	CONCENTRATIONS

Customers accounting for more than 10% of revenue in any of the periods presented are summarized as follows (in thousands, except percentages):

	Years Ended December 31,
	2024		2023
Customer A	$1,796	41%	$1,876	37%
Customer B	$494	11%	$737	15%
Customer C	$150	3%	$536	11%

As of December 31, 2024, Customer C, a U.S. distributor, has terminated our contract effective December 31, 2023.

As of December 31, 2024, Customer B, E, F and G accounted for 0%, 48%, 34% and 0% of the accounts receivable balance, respectively. As of December 31, 2023, Customer B, E, F and G accounted for 60%, 0%, 12% and 28% of the accounts receivable balance, respectively.

Concentrations of revenues derived from foreign countries are disclosed in Note 5.

Long-lived assets by geographic areas as of December 31, 2024 and December 31, 2023, are as follows (in thousands):

	December 31, 2024	December 31, 2023
United States	$213	$340
Foreign, principally in Europe	14	25
Property and equipment, net	$227	$365